RELATED PARTY TRANSACTIONS AND BALANCES - Transactions (Details)		1 Months Ended		12 Months Ended
	Mar. 30, 2021 CNY (¥)	Nov. 30, 2017 CNY (¥)	Nov. 30, 2017 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 EUR (€)	Dec. 31, 2020 USD ($)
Related Party Transaction [Line Items]
Revenues from sales of products and provision of processing services to related party						¥ 47,388
Guarantor Obligations, Guarantee Fee Income Receivable				¥ 107,318,909	¥ 115,381,880
Guarantor Obligations, Carrying Value				57,331,674	72,019,365
Related Party Transaction, Other Revenues from Transactions with Related Party				14,687,691		26,229,524
Guarantor Obligations, Current Carrying Value				22,519,228	25,687,692			$ 3,451,223
Guarantor Obligations Proceeds Of Guarantee Fee				18,372,799	18,628,574	29,460,673
Payments for Other Fees				¥ 27,485,358	¥ 39,565,882	¥ 19,741,927
Payments Made in Advance related to Service Fee		¥ 76,356,466	$ 11,200,000
Proceeds from Sale of Equity Method Investments | €							€ 2,636,291
Escrow Service Expenses				9,442,936	23,266,889	20,842,153
Lessor, Operating Lease, Term of Contract				10 years				10 years
Construction in progress				¥ 708,060,041	¥ 806,051,793
Due from related parties				75,930,094	91,416,575
Outstanding receivables settlement within 2020				¥ 410,358,136	520,503,579			$ 62,890,136
Minimum [Member]
Related Party Transaction [Line Items]
Amortization period for guarantee liability				1 year
Maximum [Member]
Related Party Transaction [Line Items]
Amortization period for guarantee liability				16 years
Jinko-Tiansheng [Member]
Related Party Transaction [Line Items]
Payments for Other Fees				¥ 27,485,358	39,565,882	¥ 19,741,927
Sweihan Pv [Member]
Related Party Transaction [Line Items]
Revenues from sales of products and provision of processing services to related party				51,201,037	144,287,938	1,416,020,214
ReneSola [Member]
Related Party Transaction [Line Items]
Revenues from sales of products and provision of processing services to related party				0	0	47,388
Jiangxi Desun Energy Co., Ltd. [Member]
Related Party Transaction [Line Items]
Rental expenses from related parties				1,100,304	1,100,304	1,100,304
Guarantor Obligations, Current Carrying Value				2,320,000,000				$ 355,400,000
Jinko Power Group [Member]
Related Party Transaction [Line Items]
Revenues from sales of products and provision of processing services to related party				5,072,143	7,812,477	38,895,833
Related Party Transaction, Other Revenues from Transactions with Related Party					18,574,433
Revenue from Rental Services				2,177,280	2,177,280	2,177,280
Jinko Power
Related Party Transaction [Line Items]
Notes receivable				33,001,402	18,628,574
Loan deposit amount				17,700,000	17,700,000
Due from related parties				377,000,000	484,000,000
Due from related parties over due over one year				300,000,000	418,000,000
Interest on overdue receivable from related parties				0
Electricity fee charged by related party				¥ 3,087,690	¥ 0	¥ 0
Jinko Power | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amount of offset the debts and receivables	¥ 71,000,000.0